NOTE 15. INCOME TAXES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Note 15. Income Taxes Details Narrative
Operating Loss Carryforwards	$ 8,321
Operating Loss Carryforwards, Expiration Dates	Tax losses carry forwards expire through December 31, 2016